Declaration of Management, Basis of Preparation and Presentation of The Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Basis for preparation and presentation of the financial statements [Abstract]
Schedule of reclassifications

	December 31, 2022
Statement of financial position	As reported	Reclassifications	Reclassified

Assets
Prepaid expenses	182,891	(182,891)	—
Other assets	6,958	182,891	189,849

Non-current assets
Prepaid expenses	319,000	(319,000)	—
Other assets	9,005	319,000	328,005

Liabilities and equity

Current assets
Loans and financing	1,127,729	(14,789)	1,112,940
Convertible debt instruments	—	14,789	14,789
Insurance payable	84,985	(84,985)	—
Accounts payable	2,432,843	84,985	2,517,828
Reimbursement to customers	13,822	(13,822)	—
Other liabilities	68,851	13,822	82,673

Non-current assets

Loans and financing	7,508,689	(1,388,930)	6,119,759
Convertible debt instruments	—	1,388,930	1,388,930

Total	11,754,773	—	11,754,773

	December 31, 2022
Statement of Operations	As reported	Reclassifications	Reclassified

Rental	(203,398)	203,398	—
Insurance	(81,665)	(21,551)	(103,216)
Other	(1,857,578)	(181,847)	(2,039,425)

	(2,142,641)	—	(2,142,641)

	December 31, 2021
Statement of Operations	As reported	Reclassifications	Reclassified
Changes in operating assets and liabilities
Insurance	—	(80,256)	(80,256)
Other	(2,422,799)	80,256	(2,342,543)
	(2,422,799)	—	(2,422,799)

	December 31, 2022
Statement of Cash Flows	As reported	Reclassifications	Reclassified

Changes in operating assets and liabilities
Prepaid expenses	(274,563)	274,563	—
Other assets	88,435	(274,563)	(186,128)
Insurance payable	(1,404)	1,404	—
Accounts payable	2,275,418	(1,404)	2,274,014
Reimbursement to customers	(169,967)	169,967	—
Other liabilities	40,948	(169,967)	(129,019)

Cash flows from investing activities
Acquisition of property and equipment	(1,252,532)	628,293	(624,239)
Acquisition of capitalized maintenance	—	(628,293)	(628,293)
Total	706,335	—	706,335

	December 31, 2021
Statement of Cash Flows	As reported	Reclassifications	Reclassified
Changes in operating assets and liabilities
Prepaid expenses	(364,107)	364,107	—
Advances to suppliers	(120,266)	33,330	(86,936)
Other assets	79,201	(397,437)	(318,236)
Insurance payable	40,669	(40,669)	—
Accounts payable	1,078,643	40,669	1,119,312
Reimbursement to customers	(63,507)	63,507	—
Airports fees	80,788	(30,419)	50,369
Other liabilities	439,957	(33,088)	406,869
Government installment payment program	(7,399)	7,399	—
Taxes payable	66,719	(7,399)	59,320

Cash flows from investing activities

Cash received in the sale and leaseback operation	—	21,256	21,256

Cash flows from financing activities

Proceeds from sale and leaseback	21,256	(21,256)	—

Total	1,251,954	—	1,251,954